General Information (Tables)	12 Months Ended
Dec. 31, 2024
General information about financial statements [Abstract]
Schedule of fair value of shares issued and noncash share listing expense	The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000
Total Alvotech Shares issued to OACB shareholders	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100
Estimated fair market value		65,160
Adjusted net liabilities of OACB as of 15 June 2022		(18,251)
Difference – being the share listing expense		83,411

Schedule of disclosure of subsidiaries
1.2 Information about subsidiaries and joint ventures

Entity name	Principal activity	Issued and paid capital (presented in whole shares)	Place of establishment	Proportion of ownership and voting power held by Alvotech
				2024	2023
Alvotech hf.	Biopharm.	4,356,613	Iceland	100.00%	100.00%
Fasteignafélagið Sæmundur hf.	Real estate	6,068,029	Iceland	100.00%	100.00%
Alvotech Manco ehf.	Group Serv.	215,390	Iceland	100.00%	100.00%
Alvotech Swiss AG	Biopharm.	153,930	Switzerland	100.00%	100.00%
GlycoThera Holding S.à.r.l.	Holding Co	15,000	Luxembourg	100.00%	—%
Glycothera Analytics GmbH (formerly Alvotech Hannover GmbH)	Biopharm.	29,983	Germany	100.00%	100.00%
Glycothera Development GmbH (formerly Alvotech Germany GmbH)	Biopharm.	31,182	Germany	100.00%	100.00%
Alvotech Biosciences India Pvt Limited	Biopharm.	96,113	India	100.00%	100.00%
Alvotech USA Inc	Group Serv.	10	USA	100.00%	100.00%
Alvotech UK Limited	Group Serv.	135	UK	100.00%	100.00%
Alvotech Malta Limited	Group Serv.	13,533	Malta	100.00%	100.00%
Alvotech Spain, S.L.	Group Serv.	3,114	Spain	100.00%	—%
Alvotech & CCHN Biopharmaceutical Co. Ltd*	Biopharm.	0	China	—%	50.00%
*Alvotech & CCHN Biopharmaceutical Co. Ltd. unconsolidated joint venture was sold during 2024 (see Note 26).